VIA EDGAR AND U.S. MAIL

August 31, 2007

The United States Securities
   and Exchange Commission
SEC Headquarters
100 F Street NE
Washington, D.C. 20549-0506

Subject:             Nationwide Life Insurance Company
SEC File Number 333-103094

Dear Ms. Marquigny:

On May 18, 2007, Nationwide Life Insurance Company (“Nationwide”) filed registration statements for a Flexible Premium Variable Annuity Contract to be offered through Nationwide Variable Account – II (the “Variable Account”).  On behalf of Nationwide and its Variable Account, we are filing this correspondence in response to your comments to the Registration Statements filed on Form N-4, 1933 Act No. 333-103094,  received via telephone on June 26, 2007.

This filing is being made electronically via EDGAR in accordance with Regulation S-T.

Please note – while we have responded to the comments given with respect to this registration statement we have also updated our disclosure to reflect all comments received to date by Nationwide on all of its previously filed registration statements.  Additionally, we intend to make all referenced disclosure change and additions by subsequent post-effective amendment to the registration statement on September 1, 2007.

1.         Front Page and Glossary

COMMENT: Either take out the term NCUSIF from the front page and glossary, or alternatively reword the sentence to move “NCUSIF” to after “or any other Federal government agency.”

RESPONSE: We have removed NCUSIF from the front page of the prospectus and the glossary and updated the disclosure on the coverpage as follows:

“Information about this and other Nationwide products can be found at: www.nationwide.com.

Information about us and the product (including the Statement of Additional Information ) may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-4644.  Additional information on the operation of the Public Reference Room may be obtained by calling the

SEC at (202) 551-8090.  The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information.

These annuities are NOT deposits or obligations of, or issued, guaranteed or endorsed by, any bank, are NOT insured or guaranteed by the US Government, the Federal Deposit Insurance corporation (FDIC), the Federal Reserve Board or any other agency. An investment in this annuity involves investment risks, including possible loss of value.  Annuities that involve investment risk may lose value.  These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.”

2.         Underlying Mutual Fund Annual Expenses

COMMENT: Remove the following sentence: “The table does not reflect Short Term Trading fees.” Remove the bulleted list of funds and the introductory sentence.

RESPONSE:  We have amended our disclosure by removing the sentence, the introductory sentence and the bulleted list of funds.

3.         Contract Expenses and Footnotes

COMMENT: The footnotes must be presented all together after the “Example” and above the “Synopsis.”

RESPONSE:  We have amended our disclosure by reformatting the footnotes as endnotes. The endnotes appear after the “Contract Expenses” and before the “Synopsis.”

4.         Fee Table: Recurring Contract Expense - Variable Account Charges

COMMENT:                                Please clarify whether the variable account charges disclosed in the fee table and the prospectus are for mortality and expense.  If the variable account charge is for mortality and expense please disclose accordingly.

RESPONSE:                                The variable account charge listed in the fee table is for mortality, expense risk, and administrative costs associated with issuing and administering the variable contract.  Accordingly, we have revised the description of this charge in the fee table and fee disclosure throughout the prospectus.

5.         Right to Examine Contract and Cancel

COMMENT:                                It is unclear from Nationwide’s current disclosure whether a contract owner is entitled to the greater of contract value or return of premium in those states which require return of premium in accordance with the Staff’s interpretation of the requirements of Rule 22(e) under the Investment Company Act of 1940, as amended.

RESPONSE:  We have amended our disclosure to reflect the following (emphasis added):

“Right to Examine and Cancel

If after purchasing your contract you change your mind and decide that you do not want it, you may return it to us within a certain period of time known as a right to cancel period. This is often referred to as a “free look.” Depending on the state in which you purchased your contract, and, in some states, if you purchased the contract as a replacement for a prior contract, the right to cancel period may be ten (10) days, or longer, measured from the time that you received your contract. If you return your contract, during the applicable period, we will refund your current account value plus any tax charge deducted, less any applicable federal and state income tax withholding and depending on your state’s requirements, any applicable insurance charges deducted. The amount returned to you may be higher or lower than the purchase payment(s) applied during the right to cancel period. Where required by law, we will return your purchase payment(s), or the greater of your current account value and the amount of your purchase payment(s) applied during the right to cancel period, less any applicable federal and state income tax withholding.

In some states, we may require that an initial premium designated for a subaccount be allocated to a money market subaccount designated by Nationwide during the free look period. After the free look period, we will convert your contract value (your initial premium and credit plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation.  Any additional amounts refunded to the contract owner will be paid by Nationwide.”

6.         Lifetime Income Options: Current Income Benefit Base

COMMENT: Make “Current Income Benefit Base” a capitalized term throughout the prospectus.  It is optional whether you add the term to the glossary.  In the Fee Table, add a cross-reference to where this term is best explained in the text.

RESPONSE:  The term “Current Income Benefit Base” has been capitalized throughout the prospectus and a cross-reference to the “Determination of the Income Benefit Base Prior to the First Surrender” section in the prospectus has been added to the Fee Table in an endnote, which states:

“For information about how the Current Income Benefit Base is calculated see “Determination of the Income Benefit Base Prior to the First Surrender” later in this prospectus.”

7a.         Capital Preservation Plus Lifetime Income: Required Minimum Distribution Privilege

COMMENT:                                Nationwide has reserved the right to modify or eliminate the required minimum distribution privilege under the Capital Preservation Plus Lifetime Income Option.  Please disclose whether the termination of this privilege will be prospectively or retrospectively applied to distributions.

RESPONSE:                                We have added the following disclosure to clarify that Nationwide will prospectively apply the revocation of the minimum required distribution privilege to any distribution made after the contract owner receives notification of termination of the minimum required distribution privilege:

“If Nationwide exercises its right to modify or eliminate this privilege then any distribution in excess of your lifetime withdrawal amount will reduce your remaining lifetime withdrawal base.”

7b.         Lifetime Income Options: Required Minimum Distribution Privilege

COMMENT:                                Nationwide has reserved the right to modify or eliminate the required minimum distribution privilege under the 5% Lifetime Income Option and the 7% Lifetime Income.Please disclose whether the termination of this privilege will be prospectively or retrospectively applied to distributions.

RESPONSE:                                We have added the following disclosure to clarify that Nationwide will prospectively apply the revocation of the minimum required distribution privilege to any distribution made after the contract owner receives notification of termination of the minimum required distribution privilege:

“If Nationwide exercises its right to modify or eliminate this privilege then any distribution in excess of your benefit amount will reduce your remaining current Income Benefit Base.”

8.         5% and 7% Lifetime Income Options: Subsequent Purchase Payments

COMMENT:                                Please disclose how quickly a contract owner will be notified if a subsequent purchase payment is rejected under either the 5% or 7% Lifetime Income Options.

RESPONSE:  We have amended our disclosure to indicate that a contract owner will be immediately notified if Nationwide rejects a purchase payment in the following revised disclosure:

“There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear.  If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments over $50,000.  If Nationwide exercises this right to refuse a purchase payment, the contract owner will be immediately notified via telephone and a letter will be sent with the returned purchase payment.”

9.         5% Lifetime Income Options: Dollar Cost Averaging Programs

COMMENT:  Please disclose that for any contract owner participating in a dollar cost averaging program that elects the 5% Lifetime Income Option after the contract has been issued the dollar cost averaging program will be terminated.

RESPONSE:  We have amended our disclosure to reflect the termination of all dollar cost averaging programs upon election of the 5% Lifetime Income Option.

“Once this option is elected, the contract owner may not participate in any of the dollar cost averaging programs otherwise available under the contract.  For any contract owner participating in a dollar cost averaging program that elects this option after the contract issue date the dollar cost averaging program will be terminated.”

10.	5% and 7% Lifetime Income Options: Age Based and Underwritten Lump Sum Settlement Options

COMMENT:                                In the event that the contract value falls to zero and a contract owner still has a benefit base that is greater than zero, the contract owner has three options: continue to take withdrawals equal to the lifetime income percentage; elect the age based lump sum settlement option; or elect the underwritten lumps sum settlement option.  Please disclose the circumstance under which one option may be better than another option for a contract owner.

RESPONSE:  Each contract owners individual financial situation and needs determines when one option may be of more of an advantage to a contract owner than another.  For example, a contract owner that has no need for immediate liquidity, that needs a steady stream of income for the rest of his life may be better suited continuing lifetime payments. Whereas, a contract owner with health issues and hospital bills may be better suited taking the aged based lump sum withdrawal.  Given that each individuals facts and circumstances will determine which option is best suited for the contract owner the contract owner should consult with his/her financial adviser to determine the most appropriate course of action.  Accordingly, we have revised our disclosure to include the following:

 “The settlement option you select will affect the amount you ultimately receive under the Lifetime Income Benefit Option.  Before you select a settlement option you should consult with your financial advisor to determine which option is best for you based on your individual financial situation and needs.”

10.         Part C, Item 24(b)(8)

COMMENT:                                Any exhibits, financial statements and any other required disclosure not included in this registration statement must be filed in a subsequent post-effective amendment to the registration statement.

RESPONSE:                                We will include all exhibits, financial statements and other required disclosure in a post-effective amendment to each registration statement that we intend to file on August 31, 2007.

Nationwide acknowledges all of the following:

•	that the Separate Account is responsible for the adequacy and accuracy of the disclosure in the Pre-Effective Amendment;

•
that comments by the staff of the Securities and Exchange Commission ("SEC"), or changes to the disclosure in response to SEC staff comments in the filings reviewed by the SEC staff, do not foreclose the SEC from taking any action with respect to the filing; and

•
that the Separate Account may not assert SEC staff comments or any related changes in disclosure as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

Should you have any questions regarding this filing, please contact me directly at (614) 249-5432.

Sincerely,

/s/ W. Michael Stobart

W. Michael Stobart, Esq.
Nationwide Life Insurance Company

cc:           Rebecca Marquigny
Stop 5-6
Office of Insurance Products and Legal Compliance